Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 21,682,764	$ 20,437,003
Less: accumulated depreciation	(18,337,012)	(16,165,270)
Property and equipment, net	3,345,751	4,271,733
Technology Infrastructure
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10,498,968	9,857,786
Computer Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,890,829	1,778,945
Furniture, Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,399,461	4,206,010
Motor Vehicle
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,087,466	1,017,117
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,806,039	$ 3,577,145